SHORT-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS, NET
SHORT-TERM INVESTMENTS, NET

4.SHORT-TERM INVESTMENTS, NET

Short-term investments include held-to-maturity time deposits ranging from three months to one year.

	As of December 31,
	2023	2024
Debt securities:
Held-to-maturity time deposit	75,034,886	40,074,501
Equity securities:
Marketable equity securities	35,756	—
Less: allowance for short-term investments	—	(23,051)
Total short-term investments	75,070,642	40,051,450

For the years ended December 31, 2022, 2023 and 2024, interest income related to held-to-maturity time deposits was US$4,543,789, US$9,385,155 and US$9,454,145, respectively.

The movements in the allowance for short-term investments were as follows:

	As of December 31,
	2023	2024
Balance as of January 1	—	—
Addition	—	23,051
Balance as of December 31	—	23,051